11 Contract assets (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
RBSE Assets [member]
ContractAssetsLineItems [Line Items]
Construction income	1.65%
Operating and maintenance margin	1.65%
Remuneration rate	9.58%	[1]
Contract correction index	IPCA	[2]
Annual RAP, according to Homologatory Resolution	R$ 415,455
Construction cost incurred up to 12.31.2020 of works in progress Contract 006/2016 - TL 525 kV Curitiba Leste - Blumenau	R$ 238,233
Concession Assets [member]
ContractAssetsLineItems [Line Items]
Remuneration rate	9.54%	[1]
Contract correction index	IPCA
Annual RAP, according to Homologatory Resolution	R$ 279,406

[1]	Average rate of contracts.
[2]	Contract 075/2001 - LT 230 kV Bateias - Jaguariaiva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaipora - Londrina, from Uirapuru, are adjusted by the IGPM